CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Property and equipment, accumulated depreciation	$ 15,242	$ 12,194	$ 12,194	$ 0
Short-term debt, net of unamortized discounts	$ 0	$ 239,847	$ 239,847
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 25.64
Common stock, shares authorized (in shares)	843,750,000	843,750,000	843,750,000	100,000
Common stock, shares, issued (in shares)	78,916,408	78,916,408	70,299,003	100,000
Common stock, shares, outstanding (in shares)	70,299,003	70,299,003	70,299,003	100,000